Supplement to the
Fidelity® Variable Insurance Products
Value Leaders
Initial Class
June 15, 2003
Prospectus

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 3.

Initial Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	None
Other expensesA	2.48%
Total annual class operating expensesB	3.06%

A Based on estimated amounts for the current fiscal year.

B Effective August 1, 2003, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.00%. This arrangement may be discontinued by FMR at any time.

VVLI-03-01 August 26, 2003
1.789821.100

Supplement to the
Fidelity® Variable Insurance Products
Value Leaders
Service Class
June 15, 2003
Prospectus

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 3.

Annual operating expenses (paid from class assets)

Service Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	0.10%
Other expensesA	2.48%
Total annual class operating expensesB	3.16%

A Based on estimated amounts for the current fiscal year.

B Effective August 1, 2003, FMR has voluntarily agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement may be discontinued by FMR at any time.

VVLS-03-01 August 26, 2003
1.789822.100

Supplement to the
Fidelity® Variable Insurance Products
Value Leaders
Service Class 2
June 15, 2003
Prospectus

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 3.

Annual operating expenses (paid from class assets)

Service Class 2
Management fee	0.58%
Distribution and/or Service (12b-1) fees	0.25%
Other expensesA	2.48%
Total annual class operating expensesB	3.31%

A Based on estimated amounts for the current fiscal year.

B Effective August 1, 2003, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

VVL2-03-01 August 26, 2003
1.78983.100

Supplement to the
Fidelity® Variable Insurance Products
Real Estate Portfolio
Service Class 2
April 30, 2003
Prospectus

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 3.

Annual operating expenses (paid from class assets)

Service Class 2
Management fee	0.58%
Distribution and/or Service (12b-1) fees	0.25%
Other expensesA	2.36%
Total annual class operating expensesB	3.19%

A Based on estimated amounts for the current fiscal year.

B Effective August 1, 2003, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

VRE2-03-01 August 26, 2003
1.789826.100

Supplement to the
Fidelity® Variable Insurance Products
Real Estate Portfolio
Initial Class
April 30, 2003
Prospectus

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 3.

Annual operating expenses (paid from class assets)

Initial Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	None
Other expensesA	2.36%
Total annual class operating expensesB	2.94%

A Based on estimated amounts for the current fiscal year.

B Effective August 1, 2003, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.00%. This arrangement may be discontinued by FMR at any time.

VREI-03-01 August 26, 2003
1.789824.100

Supplement to the
Fidelity® Variable Insurance Products
Real Estate Portfolio
Service Class
April 30, 2003
Prospectus

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 3.

Annual operating expenses (paid from class assets)

Service Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	0.10%
Other expensesA	2.36%
Total annual class operating expensesB	3.04%

A Based on estimated amounts for the current fiscal year.

B Effective August 1, 2003, FMR has voluntarily agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement may be discontinued by FMR at any time.

VRES-03-01 August 26, 2003
1.789825.100

Supplement to the
Fidelity® Variable Insurance Products
Growth Stock Portfolio
Service Class 2
April 30, 2003
Prospectus

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 3.

Annual operating expenses (paid from class assets)

Service Class 2
Management fee	0.58%
Distribution and/or Service (12b-1) fees	0.25%
Other expensesA	2.22%
Total annual class operating expensesB	3.05%

A Based on estimated amounts for the current fiscal year.

B Effective August 1, 2003, FMR has voluntarily agreed to reimburse Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

VGR2-03-01 August 26, 2003
1.789778.100

Supplement to the
Fidelity® Variable Insurance Products
Growth Stock Portfolio
Initial Class
April 30, 2003
Prospectus

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 3.

Annual operating expenses (paid from class assets)

Initial Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	None
Other expensesA	2.22%
Total annual class operating expensesB	2.80%

A Based on estimated amounts for the current fiscal year.

B Effective August 1, 2003, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.00%. This arrangement may be discontinued by FMR at any time.

VGRI-03-01 August 26, 2003
1.789776.100

Supplement to the
Fidelity® Variable Insurance Products
Growth Stock Portfolio
Service Class
April 30, 2003
Prospectus

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 3.

Annual operating expenses (paid from class assets)

Service Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	0.10%
Other expensesA	2.22%
Total annual class operating expensesB	2.90%

A Based on estimated amounts for the current fiscal year.

B Effective August 1, 2003, FMR has voluntarily agreed to reimburse Service Class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement may be discontinued by FMR at any time.

VGRS-03-01 August 26, 2003
1.789777.100

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
April 30, 2003
Prospectus

Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for VIP Index 500 Portfolio. Geode chooses the fund's investments and places orders to buy and sell the fund's investments. FMR pays Geode for providing investment management services.

As of March 31, 2003, Geode had approximately $293 million in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 22.

Annual operating expenses (paid from class assets)

		Service Class 2
VIP Aggressive Growth	Management fee	0.63%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	2.07%
	Total annual class operating expensesB	2.95%
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesB	0.90%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.20%
	Total annual class operating expensesB	1.03%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.15%
	Total annual class operating expensesB	0.83%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.10%
	Total annual class operating expensesB	0.93%
VIP Dynamic Capital Appreciation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	1.96%
	Total annual class operating expensesB	2.79%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.10%
	Total annual class operating expensesB	0.83%
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.10%
	Total annual class operating expensesB	0.93%
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesB	0.85%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.14%
	Total annual class operating expensesB	0.97%
VIP Growth Stock	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expensesA	2.22%
	Total annual class operating expensesB	3.05%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.14%
	Total annual class operating expensesB	0.97%
VIP Index 500	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.11%
	Total annual class operating expensesB	0.60%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.11%
	Total annual class operating expensesB	0.79%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesB	0.95%
VIP Money Market	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.09%
	Total annual class operating expensesB	0.54%
VIP Overseas	Management fee	0.73%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.18%
	Total annual class operating expensesB	1.16%
VIP Real Estate	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expensesA	2.36%
	Total annual class operating expensesB	3.19%
VIP Value	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	2.95%
	Total annual class operating expensesB	3.78%
VIP Value Strategies	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.85%
	Total annual class operating expensesB	1.68%

A Based on estimated amounts for the current fiscal year.

B FMR has voluntarily agreed to reimburse Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Service Class 2	Effective Date
VIP Aggressive Growth	1.25%	8/01/03
VIP Asset Manager	1.25%	8/01/03
VIP Asset Manager: Growth	1.25%	1/12/00
VIP Balanced	1.25%	8/01/03
VIP Contrafund	1.25%	1/12/00
VIP Dynamic Capital Appreciation	1.25%	8/01/03
VIP Equity-Income	1.25%	8/01/03
VIP Growth	1.25%	8/01/03
VIP Growth & Income	1.25%	1/12/00
VIP Growth Opportunities	1.25%	8/01/03
VIP Growth Stock	1.25%	8/01/03
VIP High Income	1.25%	1/12/00
VIP Index 500	0.53%	1/12/00
VIP Investment Grade Bond	1.05%	1/12/00
VIP Mid Cap	1.25%	1/12/00
VIP Money Market	0.60%	1/12/00
VIP Overseas	1.75%	1/12/00
VIP Real Estate	1.25%	8/01/03
VIP Value	1.25%	8/01/03
VIP Value Strategies	1.25%	2/20/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund (other than VIP Index 500) pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth and VIP Dynamic Capital Appreciation) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses are shown in the table below.

	Total Operating Expenses
VIP Aggressive Growth - Service Class 2	1.10%A
VIP Asset Manager - Service Class 2	0.88%
VIP Asset Manager: Growth - Service Class 2	0.99%
VIP Balanced - Service Class 2	0.81%
VIP Contrafund - Service Class 2	0.90%
VIP Dynamic Capital Appreciation - Service Class 2	1.13%A
VIP Equity-Income - Service Class 2	0.82%
VIP Growth - Service Class 2	0.87%
VIP Growth & Income - Service Class 2	0.84%
VIP Growth Opportunities - Service Class 2	0.94%
VIP Index 500 - Service Class 2	0.53%A
VIP Mid Cap - Service Class 2	0.88%
VIP Overseas - Service Class 2	1.12%
VIP Value - Service Class 2	1.20%A
VIP Value Strategies - Service Class 2	1.21%A

A After reimbursement.

The following information replaces the biographical information for Mark Notkin and J. Fergus Shiel in the "Fund Management" section on page 39.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2003
Prospectus

Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for VIP Index 500 Portfolio. Geode chooses the fund's investments and places orders to buy and sell the fund's investments. FMR pays Geode for providing investment management services.

As of March 31, 2003, Geode had approximately $293 million in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 21.

Annual operating expenses (paid from class assets)

		Initial Class
VIP Aggressive Growth	Management fee	0.63%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	2.09%
	Total annual class operating expensesB	2.72%
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual class operating expensesB	0.63%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.15%
	Total annual class operating expensesB	0.73%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.14%
	Total annual class operating expensesB	0.57%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual class operating expensesB	0.68%
VIP Dynamic Capital Appreciation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	2.06%
	Total annual class operating expensesB	2.64%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesB	0.57%
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesB	0.67%
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesB	0.59%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesB	0.70%
VIP Growth Stock	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expensesA	2.22%
	Total annual class operating expensesB	2.80%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesB	0.70%
VIP Index 500	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesB	0.33%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesB	0.54%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesB	0.70%
VIP Money Market	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expenses	0.29%
VIP Overseas	Management fee	0.73%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.17%
	Total annual class operating expensesB	0.90%
VIP Real Estate	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expensesA	2.36%
	Total annual class operating expensesB	2.94%
VIP Value	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	3.02%
	Total annual class operating expensesB	3.60%
VIP Value Strategies	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.85%
	Total annual class operating expensesB	1.43%

A Based on estimated amounts for the current fiscal year.

B FMR has voluntarily agreed to reimburse Initial Class of certain funds to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date
VIP Aggressive Growth	1.00%	8/01/03
VIP Asset Manager	1.00%	8/01/03
VIP Asset Manager: Growth	1.00%	1/3/95
VIP Balanced	1.00%	8/01/03
VIP Contrafund	1.00%	1/3/95
VIP Dynamic Capital Appreciation	1.00%	8/01/03
VIP Equity-Income	1.00%	8/01/03
VIP Growth	1.00%	8/01/03
VIP Growth & Income	1.00%	12/31/96
VIP Growth Opportunities	1.00%	8/01/03
VIP Growth Stock	1.00%	8/01/03
VIP High Income	1.00%	1/1/86
VIP Index 500	0.28%	4/18/97
VIP Investment Grade Bond	0.80%	12/5/88
VIP Mid Cap	1.00%	12/29/98
VIP Overseas	1.50%	1/28/87
VIP Real Estate	1.00%	8/01/03
VIP Value	1.00%	8/01/03
VIP Value Strategies	1.00%	2/20/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund (other than VIP Index 500 and VIP Investment Grade Bond) pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth and VIP Dynamic Capital Appreciation) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses are shown in the table below.

	Total Operating Expenses
VIP Aggressive Growth - Initial Class	0.85%A
VIP Asset Manager - Initial Class	0.61%
VIP Asset Manager: Growth - Initial Class	0.69%
VIP Balanced - Initial Class	0.55%
VIP Contrafund - Initial Class	0.64%
VIP Dynamic Capital Appreciation - Initial Class	0.88%A
VIP Equity-Income - Initial Class	0.56%
VIP Growth - Initial Class	0.61%
VIP Growth & Income - Initial Class	0.58%
VIP Growth Opportunities - Initial Class	0.66%
VIP Index 500 - Initial Class	0.28%A
VIP Investment Grade Bond - Initial Class	0.53%
VIP Mid Cap - Initial Class	0.63%
VIP Overseas - Initial Class	0.86%
VIP Value - Initial Class	0.95%A
VIP Value Strategies - Initial Class	0.95%A

A After reimbursement.

The following information replaces the biographical information for Mark Notkin and J. Fergus Shiel in the "Fund Management" section on page 39.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

Supplement to the
Fidelity® Variable Insurance Products Service Class
April 30, 2003
Prospectus

Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for VIP Index 500 Portfolio. Geode chooses the fund's investments and places orders to buy and sell the fund's investments. FMR pays Geode for providing investment management services.

As of March 31, 2003, Geode had approximately $293 million in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 20.

Annual operating expenses (paid from class assets)

		Service Class
VIP Aggressive Growth	Management fee	0.63%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	2.04%
	Total annual class operating expensesB	2.77%
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesB	0.74%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.16%
	Total annual class operating expensesB	0.84%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.14%
	Total annual class operating expensesB	0.67%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.10%
	Total annual class operating expensesB	0.78%
VIP Dynamic Capital Appreciation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	1.93%
	Total annual class operating expensesB	2.61%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.09%
	Total annual class operating expensesB	0.67%
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.09%
	Total annual class operating expensesB	0.77%
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesB	0.69%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.12%
	Total annual class operating expensesB	0.80%
VIP Growth Stock	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expensesA	2.22%
	Total annual class operating expensesB	2.90%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.12%
	Total annual class operating expensesB	0.80%
VIP Index 500	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.13%
	Total annual class operating expensesB	0.47%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesB	0.64%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.12%
	Total annual class operating expensesB	0.80%
VIP Money Market	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.09%
	Total annual class operating expensesB	0.39%
VIP Overseas	Management fee	0.73%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.17%
	Total annual class operating expensesB	1.00%
VIP Real Estate	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expensesA	2.36%
	Total annual class operating expensesB	3.04%
VIP Value	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	2.96%
	Total annual class operating expensesB	3.64%
VIP Value Strategies	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.84%
	Total annual class operating expensesB	1.52%

A Based on estimated amounts for the current fiscal year.

B FMR has voluntarily agreed to reimburse Service Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Service Class	Effective Date
VIP Aggressive Growth	1.10%	8/1/03
VIP Asset Manager	1.10%	8/1/03
VIP Asset Manager: Growth	1.10%	11/3/97
VIP Balanced	1.10%	8/1/03
VIP Contrafund	1.10%	11/3/97
VIP Dynamic Capital Appreciation	1.10%	8/1/03
VIP Equity-Income	1.10%	8/1/03
VIP Growth	1.10%	8/1/03
VIP Growth & Income	1.10%	11/3/97
VIP Growth Opportunities	1.10%	8/1/03
VIP Growth Stock	1.10%	8/1/03
VIP High Income	1.10%	11/3/97
VIP Index 500	0.38%	7/7/00
VIP Investment Grade Bond	0.90%	7/7/00
VIP Mid Cap	1.10%	12/29/98
VIP Money Market	0.45%	7/7/00
VIP Overseas	1.60%	11/3/97
VIP Real Estate	1.10%	8/1/03
VIP Value	1.10%	8/1/03
VIP Value Strategies	1.10%	2/20/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund (other than VIP Index 500) pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth and VIP Dynamic Capital Appreciation) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class operating expenses are shown in the table below.

	Total Operating Expenses
VIP Aggressive Growth - Service Class	0.95%A
VIP Asset Manager - Service Class	0.72%
VIP Asset Manager: Growth - Service Class	0.80%
VIP Balanced - Service Class	0.65%
VIP Contrafund - Service Class	0.74%
VIP Dynamic Capital Appreciation - Service Class	0.98%A
VIP Equity-Income - Service Class	0.66%
VIP Growth - Service Class	0.71%
VIP Growth & Income - Service Class	0.68%
VIP Growth Opportunities - Service Class	0.77%
VIP Index 500 - Service Class	0.38%A
VIP Mid Cap - Service Class	0.73%
VIP Overseas - Service Class	0.96%
VIP Value - Service Class	1.05%A
VIP Value Strategies - Service Class	1.05%A

A After reimbursement.

The following information replaces the biographical information for Mark Notkin in the "Fund Management" section on page 38.

Matthew Conti is vice president and manager of VIP High Income Port-folio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 38.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.